Document and Entity Information	12 Months Ended
Jan. 29, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Nov. 30, 2012
Registrant Name	FIDELITY COMMONWEALTH TRUST
Central Index Key	0000205323
Amendment Flag	false
Document Creation Date	Aug. 01, 2013
Document Effective Date	Aug. 01, 2013
Prospectus Date	Jan. 29, 2013